OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Miscellaneous non-current assets [abstract]
Finance lease receivables (see Note 18)	$ 291	$ 403
Other assets	64	82
Total other assets	$ 355	$ 485